SCHEDULE OF FAIR VALUE MEASUREMENTS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Offsetting Assets [Line Items]
Beginning balance	$ 1,207,475
Exchange of warrants into common stock	(49,277)
Extinguishment of derivative liabilities	(1,158,197)
Ending balance		$ 1,207,475
Series G Warrant [Member]
Offsetting Assets [Line Items]
Beginning balance	748,275	748,275
Exchange of warrants into common stock	(13,947)
Extinguishment of derivative liabilities	(734,328)
Ending balance		748,275
Expiration of derivative liability
Series H Warrant [Member]
Offsetting Assets [Line Items]
Beginning balance	459,200	459,200
Exchange of warrants into common stock	(35,330)
Extinguishment of derivative liabilities	(423,870)
Ending balance		459,200
Expiration of derivative liability
Series F Warrant [Member]
Offsetting Assets [Line Items]
Beginning balance		1,000,000
Ending balance
Expiration of derivative liability		$ (1,000,000)